INCOME TAX (Schedule of Unrecognized Deductible Temporary Difference and Unused Tax Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [line items]
Non-capital losses	$ 138,736	$ 164,427
Provisions	19,335	7,215
Share issue costs		306
Mineral properties, plant and equipment	163,508	184,970
Lease obligation	1,729	578
Derivative liabilities	23,395	335
Investments in equity securities and associates	1,069	1,070
Unrecognized deductible temporary differences	347,772	358,901
Mexico
Income Taxes [line items]
Non-capital losses	6,623	20
Investments in equity securities and associates	27,491	150,379
Peru
Income Taxes [line items]
Investments in equity securities and associates	$ 96,467	78,505
West Africa
Income Taxes [line items]
Investments in equity securities and associates		$ 18,122